Marketable Securities (Schedule of Investment Securities In Continuous Unrealized Loss Position) (Details) - USD ($)	Jul. 31, 2016	Jul. 31, 2015
Schedule of Available-for-sale Securities [Line Items]
Investment securities, continuous unrealized loss position, Fair Value	$ 120,288	$ 271,076
Investment securities, continuous unrealized loss position, Less Than 12 Months	1,354	2,720
Corporate Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Investment securities, continuous unrealized loss position, Fair Value	120,288
Investment securities, continuous unrealized loss position, Less Than 12 Months	1,354
Mutual Funds [Member]
Schedule of Available-for-sale Securities [Line Items]
Investment securities, continuous unrealized loss position, Fair Value		271,076
Investment securities, continuous unrealized loss position, Less Than 12 Months		$ 2,720